WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.5%
Education - 15.0%
Oregon State Facilities Authority Revenue, Senior College in Student Housing Project A, XLCA	5.250%	7/1/25	$1,210,000	$1,211,803
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	850,000	1,032,367
Oregon State University General Revenue, Series A	5.000%	4/1/45	2,000,000	2,314,100
University of Oregon General Revenue:
Series A	5.000%	4/1/46	4,000,000	4,744,880	(a)
Series A	5.000%	4/1/48	1,000,000	1,234,050

Total Education				10,537,200

Health Care - 11.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	250,000	288,713
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health, Refunding	5.000%	3/1/25	2,000,000	2,341,860	(b)(c)
Oregon State Facilities Authority Revenue:
Legacy Health Project, Series A, Refunding	5.000%	6/1/46	750,000	880,815
Providence Health & Services	5.000%	10/1/45	900,000	1,030,761
Salem, OR, Hospital Facility Authority Revenue:
Capital Manor Project	5.000%	5/15/43	630,000	735,002
Multi Model Salem Health Project, Series A, Refunding	5.000%	5/15/36	2,000,000	2,523,020
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	400,000	444,580

Total Health Care				8,244,751

Industrial Revenue - 2.2%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	1,500,000	1,512,105	(b)(c)(d)

Leasing - 5.1%
Metro, OR, Dedicated Tax Revenue, Oregon Convention Center Hotel Project	5.000%	6/15/47	3,000,000	3,599,190

Local General Obligation - 34.8%
Clackamas County, OR, School District No 12, North Clackamas, GO, Series 2018, School Bond Guaranty	5.000%	6/15/42	1,750,000	2,185,575
Clackamas County, OR, School District No 62, Oregon City, GO, Series B, School Bond Guaranty, Refunding	5.000%	6/15/43	1,000,000	1,245,460

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Jackson County, OR, School District No 6, Central Point, GO, Series A, School Bond Guaranty	5.000%	6/15/33	$775,000	$1,010,081
Lane & Douglas Counties, OR, School District No 28J, Fern Ridge, GO, Convertible Deferred Interest, Series A, School Bond Guaranty	5.000%	6/15/33	2,115,000	2,596,776
Lane County, OR, School District No 19, Springfield, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/35	2,435,000	1,686,067
Marion County, OR, School District No 103, Woodburn, GO:
School Bond Guaranty	5.000%	6/15/34	1,000,000	1,191,530
School Bond Guaranty	5.000%	6/15/35	1,000,000	1,188,420
Marion County, OR, School District No 15, North Marion, GO:
Series B, School Bond Guaranty	5.000%	6/15/34	425,000	543,341
Series B, School Bond Guaranty	5.000%	6/15/36	1,000,000	1,271,950
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,404,140
Polk Marion & Benton Counties, OR, School District No 13J Central, GO, Series B, School Bond Guaranty	0.000%	6/15/33	2,000,000	1,508,160
Washington & Clackamas Counties, OR, School District No 23J Tigard-Tualatin, GO, Series A, School Bond Guaranty	5.000%	6/15/38	2,000,000	2,578,180
Washington Clackamas & Yamhill Counties, OR, School District No 88J, Sherwood, GO, Series B, School Bond Guaranty	5.000%	6/15/33	1,250,000	1,565,463
Washington County, OR, GO, Refunding	5.000%	7/1/33	1,005,000	1,323,454
Washington County, OR, School District No 1, West Union, GO, Hillsboro, School Bond Guaranty	5.000%	6/15/38	2,500,000	3,087,325

Total Local General Obligation				24,385,922

Other - 3.0%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	1,042,200	(b)(c)
Portland, OR, River District Urban Renewal & Redevelopment, Series C, Tax Allocation	5.000%	6/15/29	1,000,000	1,086,100

Total Other				2,128,300

See Notes to Schedule of Investments.

2	Western Asset Oregon Municipals Fund 2020 Quarterly Report

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 0.5%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$110,000	$88,412	*(e)
Series A	5.050%	7/1/42	30,000	24,113	*(e)
Series XX	5.250%	7/1/40	250,000	201,562	*(e)

Total Power				314,087

Special Tax Obligation - 2.8%
Keizer, OR, Special Assessment, Keizer Station Area A	5.200%	6/1/31	915,000	917,901
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	50,576
CAB, Restructured, Series A-1	0.000%	7/1/46	700,000	205,394
Restructured, Series A-1	4.750%	7/1/53	40,000	44,357
Restructured, Series A-1	5.000%	7/1/58	290,000	326,801
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	380,000	381,664

Total Special Tax Obligation				1,926,693

State General Obligation - 6.7%
Oregon State, GO:
Higher Education, Series C	5.000%	8/1/43	3,000,000	3,443,730
Series K	5.000%	11/1/44	1,000,000	1,284,930

Total State General Obligation				4,728,660

Transportation - 9.4%
Port of Portland, OR, Airport Revenue:
Series 22	5.000%	7/1/44	1,500,000	1,705,470	(d)
Series 24B	5.000%	7/1/42	1,000,000	1,185,250	(d)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	3,000,000	3,682,050

Total Transportation				6,572,770

Water & Sewer - 7.2%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	1,000,000	1,163,510
Portland, OR, Water System Revenue, Second Lien, Series A	4.000%	5/1/38	3,000,000	3,557,730
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	330,000	354,337

Total Water & Sewer				5,075,577

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,632,596)				69,025,255

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
Health Care - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	0.880%	6/1/37	$200,000	$200,000	(f)(g)
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.150%	8/1/34	400,000	400,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $600,000)				600,000

TOTAL INVESTMENTS - 99.3% (Cost - $65,232,596)				69,625,255
Other Assets in Excess of Liabilities - 0.7%				462,216

TOTAL NET ASSETS - 100.0%				$70,087,471

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of January 31, 2020.

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

CAB	— Capital Appreciation Bonds
GO	— General Obligation
LOC	— Letter of Credit
XLCA	— XL Capital Assurance

See Notes to Schedule of Investments.

4	Western Asset Oregon Municipals Fund 2020 Quarterly Report

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	9	3/20	$1,713,194	$1,743,188	$(29,994)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Oregon Municipals Fund 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

6

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$69,025,255	—	$69,025,255
Short-Term Investments†	—	600,000	—	600,000

Total Investments	—	$69,625,255	—	$69,625,255

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$29,994	—	—	$29,994

†	See Schedule of Investments for additional detailed categorizations.

8